FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives Liabilities
Change in fair value of liabilities
Balance at beginning	$ 0	$ 1,392
Exercise of warrants to shares	0	(397)
Changes in fair value recognized in finance expenses	0	(195)
Exercise of warrants to cash (adjustment to other accounts payables)	0	(800)
Balance at ending	0	0
SPAC Warrant
Change in fair value of liabilities
Balance at beginning	407
Issuance of warrants	0
Exercise of warrants to shares	0
Changes in fair value recognized in finance expenses	407
Balance at ending	0	407
Price adjustment shares
Change in fair value of liabilities
Balance at beginning	19,898
Changes in fair value recognized in finance expenses	(19,784)
Balance at ending	$ 114	$ 19,898